Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
CTA, taxes	$ 6	$ (3)	$ (3)
Pension liability adjustment, taxes	(27)	45	(22)
Net unrealized gain (loss) on derivatives, tax	$ 0	$ 0	$ 0